Employee benefits - Net periodic benefit costs and assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net periodic benefit cost:
Non-operational pension cost (credit)	$ (72)	$ (83)	$ (33)
Discontinued Operations
Net periodic benefit cost:
Net periodic benefit cost	47	45	55
Defined pension benefits | Switzerland
Net periodic benefit cost:
Service cost	76	92	106
Operational pension cost	76	92	106
Interest cost	15	30	41
Expected return on plan assets	(112)	(117)	(112)
Amortization of prior service cost (credit)	(14)	(15)	10
Curtailments, settlements and special termination benefits	(11)
Non-operational pension cost (credit)	(100)	(102)	(61)
Net periodic benefit cost	$ (24)	$ (10)	$ 45
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	0.20%	0.80%
Cash balance interest credit rate (as a percent)	1.00%	1.00%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	0.80%	0.80%	1.10%
Expected long-term rate of return on plan assets (as a percent)	3.00%	3.00%	3.00%
Cash balance interest credit rate (as a percent)	1.00%	1.00%	1.00%
Defined pension benefits | International
Net periodic benefit cost:
Service cost	$ 113	$ 122	$ 122
Operational pension cost	113	122	122
Interest cost	174	198	208
Expected return on plan assets	(276)	(305)	(295)
Amortization of prior service cost (credit)	2	1	1
Amortization of net actuarial loss	108	92	91
Curtailments, settlements and special termination benefits	27	23	16
Non-operational pension cost (credit)	35	9	21
Net periodic benefit cost	$ 148	$ 131	$ 143
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	2.00%	2.80%
Rate of compensation increase (as a percent)	2.20%	2.40%
Rate of pension increase (as a percent)	1.30%	1.40%
Cash balance interest credit rate (as a percent)	1.60%	1.60%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	2.80%	2.60%	2.90%
Expected long-term rate of return on plan assets (as a percent)	4.90%	4.90%	5.00%
Rate of compensation increase (as a percent)	2.40%	2.50%	2.50%
Cash balance interest credit rate (as a percent)	1.60%	1.70%	1.70%
Other postretirement benefits
Non-pension postretirement benefit plans, participant contributions
Health care cost trend rate assumed for next year (as a percent)	6.30%	6.70%
Rate to which the trend rate is assumed to decline (the ultimate trend rate), (as a percent)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028
Other postretirement benefits | International
Net periodic benefit cost:
Service cost	$ 1	$ 1	$ 1
Operational pension cost	1	1	1
Interest cost	4	4	5
Amortization of prior service cost (credit)	(5)	(5)	(5)
Amortization of net actuarial loss	(3)	(1)	(1)
Curtailments, settlements and special termination benefits	10		(1)
Non-operational pension cost (credit)	(14)	(2)	(2)
Net periodic benefit cost	$ (13)	$ (1)	$ (1)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	2.80%	3.90%
Rate of compensation increase (as a percent)	0.20%	0.20%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	3.90%	3.20%	3.30%
Rate of compensation increase (as a percent)	0.20%